UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Hilspen Capital Management, LLC
Address:	330 Primrose Avenue, Suite 312
		Burlingame, CA	94010

Form 13F File Number:	28-05291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert S. Duich
Title:	Chief Operating Officer
Phone:	650-685-6470

Signature, Place and Date of Signing:

	/s/Robert S. Duich		Burlingame, CA			August 11, 2000
	Robert S. Duich			[City, State]			[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_______0___

Form 13F Information Table Entry Total:		______19___

Form 13F Information Table Value Total:		__52,417___


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER					       TITLE OF  CUSIP	   VALUE  SHARES  INV.  OTHER      AUTH
							        CLASS	         X1000          DISC   MGR       SOLE    SHR  NONE

ALASKA AIR GROUP INC                              Common  011659109   1362   50200  Sole   N/A      50200
AMERICAN ONLINE                                   Common  02364j104   2850   54100  Sole   N/A      54100
DEUTSCHE TELEKOM AG AMERICAN DEPOSITARY SH        Common  251566105   1867   32900  Sole   N/A      32900
EPOCH PHARMACEUTICALS INC                         Common  294273107   5502  619915  Sole   N/A     619915
GENELABS TECHNOLOGIES INC                         Common  368706107   1903  468500  Sole   N/A     468500
GENUITY INC.                                      Common  37248E103     92   10000  Sole   N/A      10000
INTERLINK ELECTRONICS                             Common  458751104  17685  422325  Sole   N/A     422325
KANA COMMUNICATIONS INC                           Common  483600102   2271   36700  Sole   N/A      36700
LYCOS INC                                         Common  550818108   2473   45800  Sole   N/A      45800
MAXTOR CORP (NEW)                                 Common  577729205   1875  177560  Sole   N/A     177560
MEMC ELECTRONIC MATERIALS INC                     Common  552715104   3381  187820  Sole   N/A     187820
MPATH INTERACTIVE INC                             Common  421903105    546  121385  Sole   N/A     121385
PEREGRINE SYSTEMS INC                             Common  71366q101   3469  100000  Sole   N/A     100000
PRIMUS KNOWLEDGE SOLUTIONS INC                    Common  74163q100    970   21545  Sole   N/A      21545
Q MED INC                                         Common  747914109   1158  144700  Sole   N/A     144700
RATEXCHANGE                                       Common  75409110     152   25000  Sole   N/A      25000
SBC COMMUNICATIONS INC                            Common  78387g103   2599   60100  Sole   N/A      60100
THERMOGENESIS CORP NEW                            Common  883623209    834  460000  Sole   N/A     460000
VERISIGN INC                                      Common  92343e102   1430    8100  Sole   N/A       8100



ETR/5028/002/1099826